Schedule of Investments (unaudited)	iShares® iBonds® 2025 Term High Yield and Income ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Clear Channel International BV, 6.63%, 08/01/25
(Call 02/08/22)(a)(b)	$100	$103,222
Outfront Media Capital LLC/Outfront Media Capital Corp.,
6.25%, 06/15/25 (Call 06/15/22)(a)	80	83,214
		186,436
Aerospace & Defense — 3.8%
Bombardier Inc., 7.50%, 03/15/25 (Call 02/28/22)(a)(b)	305	308,742
Hexcel Corp., 4.95%, 08/15/25 (Call 05/15/25)	75	79,772
Howmet Aerospace Inc., 6.88%, 05/01/25 (Call 04/01/25)	220	243,344
Kratos Defense & Security Solutions Inc., 6.50%, 11/30/25
(Call 02/28/22)(a)	70	72,174
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)(b)	210	206,317
Spirit AeroSystems Inc.
5.50%, 01/15/25 (Call 10/15/22)(a)	115	118,171
7.50%, 04/15/25 (Call 04/15/22)(a)	265	275,059
TransDigm Inc., 8.00%, 12/15/25 (Call 04/08/22)(a)	250	261,633
Triumph Group Inc., 7.75%, 08/15/25 (Call 02/28/22)(b)	115	114,116
		1,679,328
Airlines — 2.3%
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	125	115,955
American Airlines Inc., 11.75%, 07/15/25(a)	545	660,453
American Airlines Pass Through Trust, Series 2013-1, Class A,
4.00%, 01/15/27	28	26,276
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%,
09/20/25 (Call 09/20/23)(a)	121	131,080
U.S. Airways Pass Through Trust, Series 2013-1, Class A,
3.95%, 05/15/27	38	37,852
United Airlines Holdings Inc., 4.88%, 01/15/25	60	60,293
		1,031,909
Apparel — 0.3%
William Carter Co. (The), 5.50%, 05/15/25 (Call 05/15/22)(a)	120	124,301

Auto Manufacturers — 4.5%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25
(Call 11/01/24)(a)	250	267,200
Ford Motor Co., 9.00%, 04/22/25 (Call 03/22/25)(b)	150	177,840
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	225	220,682
3.38%, 11/13/25 (Call 10/13/25)	545	545,485
4.13%, 08/04/25	205	209,959
4.69%, 06/09/25 (Call 04/09/25)	90	93,667
5.13%, 06/16/25 (Call 05/16/25)	275	289,215
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25
(Call 10/15/22)(a)	150	158,359
		1,962,407
Auto Parts & Equipment — 1.9%
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(a)	110	116,580
BorgWarner Inc., 5.00%, 10/01/25(a)	40	43,928
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)	115	119,600
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25
(Call 02/28/22)(a)	85	86,679
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/25
(Call 05/31/22)	155	165,388
Meritor Inc., 6.25%, 06/01/25 (Call 06/01/22)(a)	80	83,162
ZF North America Capital Inc., 4.75%, 04/29/25(a)	225	230,117
		845,454
Security	Par (000)	Value

Banks — 1.3%
Deutsche Bank AG, 4.50%, 04/01/25	$315	$327,272
First-Citizens Bank & Trust Co., 5.25%, 03/07/25
(Call 02/24/22)	105	114,678
Freedom Mortgage Corp., 8.25%, 04/15/25 (Call 02/28/22)(a)	113	112,940
		554,890
Building Materials — 0.8%
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25
(Call 07/15/22)(a)	95	99,423
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 02/28/22)(a)	100	99,554
6.25%, 05/15/25 (Call 05/15/22)(a)	70	72,633
Koppers Inc., 6.00%, 02/15/25 (Call 02/28/22)(a)(b)	95	95,871
		367,481
Chemicals — 1.3%
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%,
12/15/25 (Call 02/28/22)(a)(b)	75	78,420
OCI NV, 4.63%, 10/15/25 (Call 10/15/22)(a)	90	92,314
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25
(Call 02/28/22)(a)	115	116,992
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.,
5.38%, 09/01/25 (Call 02/28/22)(a)(b)	105	106,282
Tronox Inc., 6.50%, 05/01/25 (Call 05/01/22)(a)	100	103,875
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25
(Call 02/28/22)(a)(b)	100	94,731
		592,614
Coal — 0.1%
Natural Resource Partners LP/NRP Finance Corp., 9.13%,
06/30/25 (Call 02/28/22)(a)	60	60,444

Commercial Services — 2.5%
Aptim Corp., 7.75%, 06/15/25 (Call 02/14/22)(a)	110	95,328
Brink’s Co. (The), 5.50%, 07/15/25 (Call 07/15/22)(a)	65	67,291
IHS Markit Ltd., 4.75%, 02/15/25 (Call 11/15/24)(a)(b)	200	214,478
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25
(Call 02/28/22)(a)(b)	115	115,958
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25
(Call 02/28/22)(a)(b)	70	71,190
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)	200	205,630
9.25%, 04/15/25 (Call 03/16/25)(a)	175	195,733
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 02/14/22)(a)(b)	150	135,024
		1,100,632
Computers — 0.8%
Diebold Nixdorf Inc., 9.38%, 07/15/25 (Call 07/15/22)(a)	155	162,725
Seagate HDD Cayman, 4.75%, 01/01/25(b)	110	114,622
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
5.75%, 06/01/25 (Call 06/01/22)(a)	75	77,663
		355,010
Distribution & Wholesale — 1.0%
Avient Corp., 5.75%, 05/15/25 (Call 05/15/22)(a)	150	153,990
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(a)	80	84,194
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 02/28/22)(a)(b)	200	200,062
		438,246
Diversified Financial Services — 4.7%
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)(b)	255	280,508
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	160	169,670
Enova International Inc., 8.50%, 09/15/25 (Call 02/28/22)(a)	75	77,066
Finance of America Funding LLC, 7.88%, 11/15/25
(Call 11/15/22)(a)(b)	80	78,297

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/22)(a)	$125	$118,577
Navient Corp., 6.75%, 06/25/25	105	111,164
OneMain Finance Corp.
6.88%, 03/15/25	280	303,856
8.88%, 06/01/25 (Call 06/01/22)	265	281,544
PennyMac Financial Services Inc., 5.38%, 10/15/25
(Call 10/15/22)(a)	125	123,941
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(a)	80	84,721
Provident Funding Associates LP/PFG Finance Corp., 6.38%,
06/15/25 (Call 02/28/22)(a)(b)	75	76,680
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	115	118,195
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(a)	85	90,123
United Wholesale Mortgage LLC, 5.50%, 11/15/25
(Call 11/15/22)(a)	175	169,678
		2,084,020
Electric — 0.9%
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)	80	81,870
Drax Finco PLC, 6.63%, 11/01/25 (Call 02/08/22)(a)	85	87,133
FirstEnergy Corp., 2.05%, 03/01/25 (Call 02/01/25)	65	63,853
FirstEnergy Transmission LLC, 4.35%, 01/15/25
(Call 10/15/24)(a)	135	140,539
NSG Holdings LLC/NSG Holdings Inc., 7.75%, 12/15/25(a)	11	11,218
		384,613
Electrical Components & Equipment — 0.7%
WESCO Distribution Inc., 7.13%, 06/15/25 (Call 06/15/22)(a)	310	324,542

Electronics — 0.7%
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/22)(a)	115	123,105
Sensata Technologies BV, 5.00%, 10/01/25(a)	165	173,864
		296,969
Engineering & Construction — 1.3%
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)(b)	220	225,064
Brand Industrial Services Inc., 8.50%, 07/15/25
(Call 02/28/22)(a)(b)	225	213,615
Tutor Perini Corp., 6.88%, 05/01/25 (Call 02/14/22)(a)	125	124,013
		562,692
Entertainment — 5.9%
AMC Entertainment Holdings Inc., 10.50%, 04/15/25
(Call 04/15/22)(a)	120	126,775
Banijay Entertainment SASU, 5.38%, 03/01/25
(Call 03/01/22)(a)	70	70,589
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 07/01/22)(a)	765	792,892
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%,
07/01/25 (Call 07/01/22)(a)	250	257,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(a)(b)	250	256,963
Cinemark USA Inc., 8.75%, 05/01/25 (Call 05/01/22)(a)	85	89,425
International Game Technology PLC, 6.50%, 02/15/25
(Call 08/15/24)(a)	230	245,925
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(a)	50	51,844
Scientific Games International Inc.
5.00%, 10/15/25 (Call 02/28/22)(a)	205	209,522
8.63%, 07/01/25 (Call 07/01/22)(a)	100	105,796
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	140	146,076
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)(b)	110	114,170
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%,
04/15/25 (Call 04/15/22)(a)	120	124,946
		2,592,423
Security	Par (000)	Value

Environmental Control — 0.8%
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/22)(a)	$170	$169,928
4.25%, 06/01/25 (Call 06/01/22)(a)	105	106,318
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(a)	66	76,321
		352,567
Food — 1.6%
B&G Foods Inc., 5.25%, 04/01/25 (Call 02/28/22)	175	176,724
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25
(Call 02/28/22)(a)	100	102,064
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(a)	90	99,631
Performance Food Group Inc., 6.88%, 05/01/25
(Call 05/01/22)(a)(b)	71	74,072
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/22)(a)	250	258,765
		711,256
Food Service — 1.2%
Aramark Services Inc.
5.00%, 04/01/25 (Call 02/28/22)(a)(b)	125	126,630
6.38%, 05/01/25 (Call 05/01/22)(a)(b)	365	377,943
		504,573
Forest Products & Paper — 0.1%
Clearwater Paper Corp., 5.38%, 02/01/25(a)	50	53,090

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%,
05/20/25 (Call 02/20/25)	145	149,776

Hand & Machine Tools — 0.1%
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25
(Call 02/08/22)(a)	40	41,372

Health Care - Services — 5.2%
Air Methods Corp., 8.00%, 05/15/25 (Call 02/28/22)(a)(b)	105	85,303
Akumin Inc., 7.00%, 11/01/25 (Call 11/01/22)(a)(b)	110	102,385
CHS/Community Health Systems Inc., 6.63%, 02/15/25
(Call 02/04/22)(a)	317	328,130
Encompass Health Corp., 5.75%, 09/15/25 (Call 02/28/22)	65	66,293
Global Medical Response Inc., 6.50%, 10/01/25
(Call 02/02/22)(a)(b)	125	125,052
HCA Inc.
5.38%, 02/01/25	595	634,032
7.69%, 06/15/25	75	85,567
Legacy LifePoint Health LLC, 6.75%, 04/15/25 (Call 04/15/22)(a)	110	113,917
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(a)	125	129,910
Prime Healthcare Services Inc., 7.25%, 11/01/25
(Call 11/01/22)(a)	195	203,594
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)	175	170,282
Surgery Center Holdings Inc., 6.75%, 07/01/25
(Call 02/28/22)(a)	65	65,364
Tenet Healthcare Corp., 7.50%, 04/01/25 (Call 04/01/22)(a)	165	171,991
		2,281,820
Holding Companies - Diversified — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%,
12/15/25 (Call 02/28/22)	230	234,080
Stena International SA, 6.13%, 02/01/25 (Call 02/08/22)(a)	85	87,191
		321,271
Home Builders — 0.8%
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(a)	100	102,012
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	85	92,236
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/22)(a)	75	75,864

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	$98	$101,663
		371,775
Household Products & Wares — 0.1%
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 02/28/22)	50	51,044

Housewares — 0.7%
American Greetings Corp., 8.75%, 04/15/25 (Call 02/28/22)(a)	50	51,185
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(a)	135	140,605
Newell Brands Inc., 4.88%, 06/01/25 (Call 05/01/25)	95	99,811
		291,601
Insurance — 1.5%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25
(Call 02/28/22)(a)	185	184,589
AssuredPartners Inc., 7.00%, 08/15/25 (Call 02/28/22)(a)	115	114,840
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	100	111,107
Radian Group Inc., 6.63%, 03/15/25 (Call 09/15/24)	110	118,596
USI Inc./NY, 6.88%, 05/01/25 (Call 02/28/22)(a)(b)	130	130,004
		659,136
Internet — 2.1%
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)(b)	185	191,686
5.88%, 02/15/25	175	192,449
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 02/08/22)(a)	150	150,544
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)	120	125,658
Uber Technologies Inc., 7.50%, 05/15/25 (Call 05/15/22)(a)	210	219,631
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	25	27,201
		907,169
Iron & Steel — 0.5%
Cleveland-Cliffs Inc., 9.88%, 10/17/25 (Call 10/17/22)(a)	186	207,902

Leisure Time — 1.4%
Constellation Merger Sub Inc., 8.50%, 09/15/25
(Call 02/28/22)(a)	85	80,539
Royal Caribbean Cruises Ltd., 11.50%, 06/01/25
(Call 06/01/22)(a)	326	361,176
Viking Cruises Ltd.
6.25%, 05/15/25 (Call 02/28/22)(a)	50	48,897
13.00%, 05/15/25 (Call 05/15/22)(a)	125	139,990
		630,602
Lodging — 3.9%
Boyd Gaming Corp., 8.63%, 06/01/25 (Call 06/01/22)(a)	55	58,331
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25
(Call 05/01/22)(a)	115	118,291
Marriott Ownership Resorts Inc., 6.13%, 09/15/25
(Call 05/15/22)(a)(b)	58	59,906
Melco Resorts Finance Ltd., 4.88%, 06/06/25
(Call 02/28/22)(b)(c)	250	245,087
MGM China Holdings Ltd., 5.25%, 06/18/25 (Call 06/18/22)(a)	100	99,195
MGM Resorts International
5.75%, 06/15/25 (Call 03/15/25)	175	183,694
6.75%, 05/01/25 (Call 05/01/22)	165	171,056
Studio City Finance Ltd., 6.00%, 07/15/25 (Call 07/15/22)(a)	200	190,278
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP
Gaming Finance Corp., 5.88%, 05/15/25 (Call 02/28/22)(a)	100	99,790
Travel + Leisure Co., 6.60%, 10/01/25 (Call 07/01/25)	60	65,491
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%,
03/01/25 (Call 12/01/24)(a)	415	417,083
		1,708,202
Security	Par (000)	Value

Machinery — 0.3%
Clark Equipment Co., 5.88%, 06/01/25 (Call 06/01/22)(a)	$50	$51,532
Husky III Holding Ltd. , 13.00%, 02/15/25 (Call 02/28/22),
(13.75% PIK)(a)(d)	90	94,408
		145,940
Manufacturing — 0.2%
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)	80	82,734

Media — 1.6%
AMC Networks Inc., 4.75%, 08/01/25 (Call 02/28/22)	165	166,627
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25
(Call 02/28/22)(a)	65	68,270
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/08/22)(a)	330	332,897
9.50%, 05/01/25 (Call 05/01/22)(a)	130	137,804
		705,598
Mining — 0.6%
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/22)(a)	170	175,906
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)	100	102,317
		278,223
Office & Business Equipment — 0.6%
CDW LLC/CDW Finance Corp., 4.13%, 05/01/25
(Call 05/01/22)	69	69,878
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(a)	170	172,724
		242,602
Oil & Gas — 8.1%
Antero Resources Corp., 5.00%, 03/01/25 (Call 03/01/22)(b)	125	126,670
Apache Corp., 4.63%, 11/15/25 (Call 08/15/25)	115	120,152
Callon Petroleum Co., 9.00%, 04/01/25 (Call 10/01/22)(a)	50	53,790
Calumet Specialty Products Partners LP/Calumet Finance
Corp., 11.00%, 04/15/25 (Call 02/28/22)(a)	115	123,819
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25
(Call 02/28/22)(a)	280	282,131
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(a)	130	126,005
Endeavor Energy Resources LP/EER Finance Inc., 6.63%,
07/15/25 (Call 07/15/22)(a)	120	125,437
EQT Corp., 6.63%, 02/01/25 (Call 01/01/25)	230	247,961
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 02/28/22)	120	122,418
MEG Energy Corp., 6.50%, 01/15/25 (Call 02/28/22)(a)	31	31,521
Murphy Oil Corp., 5.75%, 08/15/25 (Call 02/28/22)(b)	140	142,495
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)(b)	135	124,901
Neptune Energy Bondco PLC, 6.63%, 05/15/25
(Call 02/28/22)(a)	175	177,702
Occidental Petroleum Corp.
3.50%, 06/15/25 (Call 03/15/25)	120	118,940
5.50%, 12/01/25 (Call 09/01/25)	155	164,601
5.88%, 09/01/25 (Call 06/01/25)	225	240,417
8.00%, 07/15/25 (Call 04/15/25)	115	130,649
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%,
12/15/25 (Call 02/28/22)(a)	75	76,143
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/15/25 (Call 02/28/22)	150	119,042
9.25%, 05/15/25 (Call 05/15/22)(a)	245	239,617
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)	175	178,344
SM Energy Co.
5.63%, 06/01/25 (Call 02/28/22)	85	84,576
10.00%, 01/15/25 (Call 06/17/22)(a)	90	98,144
Southwestern Energy Co., 5.95%, 01/23/25 (Call 10/23/24)	155	163,881
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 02/28/22)(a)	77	75,611

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 02/28/22)(a)(b)	$80	$81,358
		3,576,325
Oil & Gas Services — 0.6%
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%,
04/01/25 (Call 02/28/22)(a)	70	70,407
Exterran Energy Solutions LP/EES Finance Corp., 8.13%,
05/01/25 (Call 02/28/22)	60	59,922
KCA Deutag UK Finance PLC, 9.88%, 12/01/25
(Call 12/01/22)(a)	105	111,615
		241,944
Packaging & Containers — 3.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.,
5.25%, 04/30/25 (Call 04/30/22)(a)	150	153,413
Ball Corp., 5.25%, 07/01/25	315	338,606
Flex Acquisition Co. Inc., 6.88%, 01/15/25 (Call 02/28/22)(a)	110	110,083
Matthews International Corp., 5.25%, 12/01/25
(Call 02/28/22)(a)(b)	55	56,154
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25
(Call 02/28/22)(a)(b)	310	307,039
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(a)(b)	60	62,249
6.38%, 08/15/25(a)(b)	75	79,694
Pactiv LLC, 7.95%, 12/15/25	85	91,396
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)	100	107,622
Silgan Holdings Inc., 4.75%, 03/15/25 (Call 02/28/22)	85	85,354
Trident TPI Holdings Inc., 6.63%, 11/01/25 (Call 02/08/22)(a)(b)	45	44,854
		1,436,464
Pharmaceuticals — 3.6%
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 02/28/22)(a)	375	378,038
6.13%, 04/15/25 (Call 02/17/22)(a)	543	553,844
9.00%, 12/15/25 (Call 02/28/22)(a)	420	439,459
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25
(Call 09/01/22)(a)(b)	115	120,791
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25
(Call 11/15/22)(a)	95	93,053
		1,585,185
Pipelines — 5.0%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%,
12/15/25 (Call 12/15/22)(a)	130	136,018
Buckeye Partners LP, 4.13%, 03/01/25 (Call 02/01/25)(a)	90	89,471
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp., 5.75%, 04/01/25 (Call 02/28/22)	120	121,052
DCP Midstream Operating LP, 5.38%, 07/15/25
(Call 04/15/25)(b)	205	216,460
EnLink Midstream Partners LP, 4.15%, 06/01/25 (Call 03/01/25)	165	165,549
EQM Midstream Partners LP, 6.00%, 07/01/25 (Call 04/01/25)(a)	155	160,417
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%,
10/01/25 (Call 02/28/22)	120	117,636
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
11.50%, 02/28/25 (Call 08/12/22)(a)	50	51,994
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 09/15/22)(a)	290	274,621
NGL Energy Partners LP/NGL Energy Finance Corp., 6.13%,
03/01/25 (Call 02/28/22)	100	87,263
NuStar Logistics LP, 5.75%, 10/01/25 (Call 07/01/25)	140	146,392
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(a)	95	97,853
Rockies Express Pipeline LLC, 3.60%, 05/15/25
(Call 04/15/25)(a)	75	74,286
Security	Par (000)	Value

Pipelines (continued)
Summit Midstream Holdings LLC/Summit Midstream Finance
Corp., 5.75%, 04/15/25 (Call 02/28/22)(b)	$50	$44,645
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
7.50%, 10/01/25 (Call 10/01/22)(a)	135	141,989
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	80	81,910
4.35%, 02/01/25 (Call 01/01/25)	195	197,426
		2,204,982
Real Estate — 1.5%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%,
11/15/25 (Call 02/28/22)(a)	145	149,598
Greystar Real Estate Partners LLC, 5.75%, 12/01/25
(Call 02/28/22)(a)	135	137,227
Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, 06/15/25
(Call 02/04/22)(a)	125	132,853
WeWork Companies Inc., 7.88%, 05/01/25(a)	155	143,525
WeWork Cos LLC/WW Co-Obligor Inc., 5.00%, 07/10/25
(Call 04/10/25)(a)	115	97,793
		660,996
Real Estate Investment Trusts — 4.6%
Diversified Healthcare Trust, Class-T, 9.75%, 06/15/25
(Call 06/15/22)	250	265,700
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%, 04/15/25
(Call 04/15/22)(a)	80	82,842
iStar Inc., 4.25%, 08/01/25 (Call 05/01/25)	130	129,177
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance
Corp., 5.25%, 10/01/25 (Call 02/14/22)(a)	90	90,460
MGM Growth Properties Operating Partnership LP/MGP
Finance Co-Issuer Inc., 4.63%, 06/15/25 (Call 03/15/25)(a)	145	152,505
New Residential Investment Corp., 6.25%, 10/15/25
(Call 10/15/22)(a)	130	128,673
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK
Finance Co-Issuer, 7.50%, 06/01/25 (Call 06/01/22)(a)	45	47,123
Service Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	100	94,952
7.50%, 09/15/25 (Call 06/15/25)	185	194,958
Starwood Property Trust Inc., 4.75%, 03/15/25 (Call 09/15/24)(b)	95	97,529
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC,
7.88%, 02/15/25 (Call 02/28/22)(a)	480	499,848
VICI Properties LP/VICI Note Co. Inc., 3.50%, 02/15/25
(Call 02/28/22)(a)	140	140,001
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	115	118,882
		2,042,650
Retail — 3.8%
Abercrombie & Fitch Management Co., 8.75%, 07/15/25
(Call 07/15/22)(a)	80	85,136
Bath & Body Works Inc., 9.38%, 07/01/25(a)	96	114,811
Carvana Co., 5.63%, 10/01/25 (Call 10/01/22)(a)(b)	105	100,102
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)	91	96,598
eG Global Finance PLC
6.75%, 02/07/25 (Call 02/08/22)(a)	155	155,122
8.50%, 10/30/25 (Call 02/28/22)(a)	130	131,931
Golden Nugget Inc., 8.75%, 10/01/25 (Call 02/04/22)(a)(b)	40	40,885
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/22)(a)	145	151,191
New Red Finance Inc., 5.75%, 04/15/25 (Call 04/15/22)(a)	120	124,007
Penske Automotive Group Inc., 3.50%, 09/01/25
(Call 09/01/22)(b)	130	129,315
QVC Inc., 4.45%, 02/15/25 (Call 11/15/24)(b)	140	141,218
Rite Aid Corp., 7.50%, 07/01/25 (Call 07/01/22)(a)	135	133,173

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 02/28/22)(b)	$50	$50,824
8.75%, 04/30/25 (Call 04/30/22)(a)	25	26,387
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%,
11/28/25 (Call 11/28/22)(a)	70	69,511
Yum! Brands Inc., 7.75%, 04/01/25 (Call 04/01/22)(a)	130	136,157
		1,686,368
Semiconductors — 0.5%
ams-OSRAM AG., 7.00%, 07/31/25 (Call 07/31/22)(a)(b)	125	131,310
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)	100	103,048
		234,358
Software — 2.2%
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/22)(a)	135	140,822
Change Healthcare Holdings LLC/Change Healthcare
Finance Inc., 5.75%, 03/01/25 (Call 02/08/22)(a)	300	300,942
PTC Inc., 3.63%, 02/15/25 (Call 02/28/22)(a)	120	120,401
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25
(Call 02/28/22)(a)	395	402,600
		964,765
Telecommunications — 3.9%
CommScope Technologies LLC, 6.00%, 06/15/25
(Call 02/08/22)(a)	353	343,822
Intrado Corp., 8.50%, 10/15/25 (Call 02/28/22)(a)(b)	145	141,990
Level 3 Financing Inc., 5.38%, 05/01/25 (Call 02/28/22)	180	182,820
Lumen Technologies Inc., 5.63%, 04/01/25 (Call 01/01/25)	130	134,397
Qwest Corp., 7.25%, 09/15/25	80	90,677
Sprint Corp., 7.63%, 02/15/25 (Call 11/15/24)	390	433,910
VEON Holdings BV, 4.00%, 04/09/25 (Call 01/09/25)(a)	225	218,826
Viasat Inc., 5.63%, 09/15/25 (Call 02/08/22)(a)	165	162,515
		1,708,957
Transportation — 0.9%
Western Global Airlines LLC, 10.38%, 08/15/25
(Call 05/15/25)(a)(b)	100	110,597
XPO Logistics Inc., 6.25%, 05/01/25 (Call 05/01/22)(a)	263	272,450
		383,047
Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.5%
Fortress Transportation and Infrastructure Investors LLC, 6.50%,
10/01/25 (Call 02/28/22)(a)	$195	$200,329

Total Corporate Bonds & Notes — 98.0%
(Cost: $43,318,086)		43,169,034

Short-Term Investments

Money Market Funds — 11.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.08%(e)(f)(g)	4,816	4,817,499
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(e)(f)	180	180,000
		4,997,499
Total Short-Term Investments — 11.3%
(Cost: $4,996,989)		4,997,499

Total Investments in Securities — 109.3%
(Cost: $48,315,075)		48,166,533

Other Assets, Less Liabilities — (9.3)%		(4,110,032)

Net Assets — 100.0%		$44,056,501

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,718,076	$1,100,270	(a)	$—		$(578)	$(269)	$4,817,499	4,816	$4,560	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,120,000	—		(940,000	)(a)	—	—	180,000	180	6		—
						$(578)	$(269)	$4,997,499		$4,566		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
January 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes.	$—	$43,169,034	$—	$43,169,034
Money Market Funds	4,997,499	—	—	4,997,499
	$4,997,499	$43,169,034	$—	$48,166,533

Portfolio Abbreviations - Fixed Income

PIK                Payment-in-kind